                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2004

                 Check here if Amendment [ ]: Amendment Number:
                                                                --------
                        This Amendment (Check only one):

                        [ ] is a restatement
                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Glenview Capital Management, LLC
Address: 399 Park Avenue, 39th Floor
         New York, NY 10022

Form 13F File Number: 28-10134

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Lawrence M. Robbins
Title: Chief Executive Officer
Phone: 212-812-4730

Signature, Place and Date of Signing:

/s/ Lawrence M. Robbins
----------------------------------  399 Park Avenue, 39th Floor  August 13, 2004
                                    New York, NY 10022

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   82

Form 13F Information Table Value Total:   $2,156,725.45 (thousands)

List of Other Included Managers:          None

                                       2

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                           Form 13F INFORMATION TABLE


          Column 1           Column 2   Column 3      Column 4                  Column 5      Column 6    Column 7     Column 8
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                                                                                                                      Voting
                                                     Value        Shrs or         SH/   Put/   Investment  Other     authority
       Name of  Issuer     Class Title   CUSIP     (x$1000)       prn amt.        PRN   Call   discretion managers Sole Shared None
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
Agere Sys Inc                  CL A    00845V100     2,300.00     1,000,000        SH            Yes       None     Sole
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Agere Sys Inc                  CL B    00845V209    25,210.90    11,726,000        SH            Yes       None     Sole
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Airgate Pcs Inc              COM NEW   009367301    20,794.82     1,136,329        SH            Yes       None     Sole
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Alamosa Hldgs Inc             Common   011589108    12,752.25     1,735,000        SH            Yes       None     Sole
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Altria Group Inc.             Common   02209S103     1,651.65        33,000        SH            Yes       None     Sole
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American Tower Corp            CL A    029912201    79,974.80     5,261,500        SH            Yes       None     Sole
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Anthem Inc                    Common   03674B104    27,799.42       310,400        SH            Yes       None     Sole
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Apollo Group Inc               CL A    037604105       123.13       175,900        SH    Put     Yes       None     Sole
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Assurant Inc                  Common   04621X108    57,708.89     2,187,600        SH            Yes       None     Sole
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BlockBuster Inc               CL A     093679108     3,036.00       200,000        SH            Yes       None     Sole
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Caremark Rx Inc               Common   141705103    87,768.63     2,664,500        SH            Yes       None     Sole
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Chippac Inc                    CL A    169657103    11,946.86     1,905,400        SH            Yes       None     Sole
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Circuit City Store Inc        Common   172737108    20,040.13     1,547,500        SH            Yes       None     Sole
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Citigroup Inc                 Common   172967101       441.75         9,500        SH            Yes       None     Sole
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Commerce Bancorp Inc          Common   200468106       305.25        55,500        SH    Put     Yes       None     Sole
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Computer Assoc Intl Inc       Common   204912109   102,993.67     3,670,480        SH            Yes       None     Sole
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Computer Assoc Intl Inc       Common   204912109       150.00       300,000        SH    Call    Yes       None     Sole
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Conexant Systems Inc          Common   207142100    78,303.72    18,084,000        SH            Yes       None     Sole
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Conseco Inc                  COM NEW   208464883     6,264.52       314,800        SH            Yes       None     Sole
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Crown Castle Intl Corp        Common   228227104     4,425.00       300,000        SH            Yes       None     Sole
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Crown Holdings Inc            Common   228368106    25,425.49     2,550,200        SH            Yes       None     Sole
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Crown Holdings Inc            Common   228368106       262.50       350,000        SH    Call    Yes       None     Sole
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Dollar Gen Corp               Common   256669102    26,791.33     1,369,700        SH            Yes       None     Sole
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Doubleclick Inc               Common   258609304    15,913.74     2,048,100        SH            Yes       None     Sole
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Dow Chemical                  Common   260543103    18,632.46       457,800        SH            Yes       None     Sole
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Dpl Inc                       Common   233293109    59,331.98     3,055,200        SH            Yes       None     Sole
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Duane Reade Inc               Common   263578106     5,653.45       346,200        SH            Yes       None     Sole
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Electronic Data Sys New       Common   285661104    55,236.26     2,884,400        SH            Yes       None     Sole
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Emerson Elec Co               Common   291011104     3,813.00        60,000        SH            Yes       None     Sole
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Enterasys Networks Inc        Common   293637104     7,807.00     3,700,000        SH            Yes       None     Sole
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Express Scripts Inc           Common   302182100    21,851.63       275,800        SH            Yes       None     Sole
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Fisher Scientific Intl Inc   COM NEW   338032204    85,775.50     1,485,290        SH            Yes       None     Sole
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Fisher Scientific Intl Inc   COM NEW   338032204         6.09        11,600        SH    Call    Yes       None     Sole
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Fisher Scientific Intl Inc   COM NEW   338032204       400.00       200,000        SH    Call    Yes       None     Sole
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Global Signal Inc             Common   37944Q103    13,591.44       619,200        SH            Yes       None     Sole
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Halliburton Co                Common   406216101    71,673.84     2,368,600        SH            Yes       None     Sole
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Harris Interactive Inc.       Common   414549105       100.13        14,900        SH            Yes       None     Sole
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Hollinger Intl Inc             CL A    435569108     9,684.47       576,800        SH            Yes       None     Sole
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Iomega Corp                  COM NEW   462030305    10,045.12     1,800,200        SH            Yes       None     Sole
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Liberty Media Corp New      COM SER A  530718105       179.80        20,000        SH            Yes       None     Sole
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Loudeye Corp                  Common   545754103     3,476.49     2,201,702        SH            Yes       None     Sole
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Lyondell Chemical Co          Common   552078107    15,125.82       869,800        SH            Yes       None     Sole
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Mcdermott Intl Inc            Common   580037109    42,884.34     4,220,900        SH            Yes       None     Sole
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Mcdermott Intl Inc            Common   580037109       169.00       130,000        SH    Call    Yes       None     Sole
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Mcdermott Intl Inc            Common   580037109       144.00       360,000        SH    Call    Yes       None     Sole
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Microsoft Corp                Common   594918104   100,959.60     3,535,000        SH            Yes       None     Sole
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Microsoft Corp                Common   594918104       125.61     1,674,800        SH    Call    Yes       None     Sole
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Millennium Chemicals Inc      Common   599903101    16,085.08       928,700        SH            Yes       None     Sole
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Mohawk Inds Inc               Common   608190104       710.00       100,000        SH    Put     Yes       None     Sole
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Monolithic Sys Technology In  Common   609842109     6,152.01       817,000        SH            Yes       None     Sole
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Nextel Communications Inc      CL A    65332V103       733.15        27,500        SH            Yes       None     Sole
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Owens ILL Inc                 Common   690768403    84,560.90     5,045,400        SH            Yes       None     Sole
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Owens ILL Inc                 Common   690768403       195.00       100,000        SH    Call    Yes       None     Sole
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Peoplesoft Inc                Common   712713106    14,985.00       810,000        SH            Yes       None     Sole
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

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                           Form 13F INFORMATION TABLE

          Column 1             Column 2     Column 3     Column 4       Column 5            Column 6     Column 7      Column 8
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                                                                                                                  Voting authority
      Name of                    Class                  Value        Shrs or     SH/    Put/ Investment    Other   ----------------
      Issuer                     Title      CUSIP      (x$1000)       prn amt.   PRN    Call  discretion  managers Sole Shared  None
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
Pfizer Inc                      Common      717081103   67,497.32     1,969,000     SH              Yes     None    Sole
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Pfizer Inc                      Common      717081103      275.00     1,000,000     SH    Call      Yes     None    Sole
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Primedia Inc                    Common      74157K101    1,277.97       459,700     SH              Yes     None    Sole
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Reebok Intl Ltd                 Common      758110100   18,457.74       513,000     SH              Yes     None    Sole
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ReliantEnergy Inc               Common      75952B105   76,654.74     7,078,000     SH              Yes     None    Sole
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Sappi Ltd                    SPON ADR NEW   803069202   52,974.39     3,451,100     SH              Yes     None    Sole
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Sba Communications Corp.        Common      78388J106    6,959.80     1,564,000     SH              Yes     None    Sole
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Sealed Air Corp New             Common      81211K100   33,155.25       622,400     SH              Yes     None    Sole
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Sealed Air Corp New             Common      81211K100      175.40       318,900     SH    Call      Yes     None    Sole
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Select Medical Corp             Common      816196109    5,212.33       388,400     SH              Yes     None    Sole
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Sigma Aldrich Corp              Common      826552101       20.00       200,000     SH     Put      Yes     None    Sole
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Shuffle Master Inc.             Common      825549108       15.00        50,000     SH     Put      Yes     None    Sole
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Spectrasite Inc                 Common      84761M104  109,567.02     2,535,100     SH              Yes     None    Sole
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Sprint Corp                 COM FON GROUP   852061100   66,436.48     3,774,800     SH              Yes     None    Sole
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Sprint Corp                 COM FON GROUP   852061100      863.03     1,500,000     SH    Call      Yes     None    Sole
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Synopsys Inc                    Common      871607107   60,851.57     2,140,400     SH              Yes     None    Sole
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Sysco Corp                      Common      871829107    1,260.00       300,000     SH     Put      Yes     None    Sole
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Target Corp                     Common      87612E106   24,972.36       588,000     SH              Yes     None    Sole
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TXU Corp                        Common      873168108   84,102.81     2,076,100     SH              Yes     None    Sole
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Tyco Intl Ltd New               Common      902124106   88,152.40     2,660,000     SH              Yes     None    Sole
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United Technologies Corp        Common      913017109    7,318.40        80,000     SH              Yes     None    Sole
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Usg Corp                       COM NEW      903293405   12,589.04       716,100     SH              Yes     None    Sole
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Valuevision Media Inc           CL A        92047K107      115.88         8,900     SH              Yes     None    Sole
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Wellpoint Health Network New    Common      94973H108    2,800.25        25,000     SH              Yes     None    Sole
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Westar Energy Inc               Common      95709T100   14,424.80       724,500     SH              Yes     None    Sole
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Willis Group Holdings Ltd       SHS         G96655108   87,696.67     2,341,700     SH              Yes     None    Sole
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Yellow Roadway Corp             Common      985577105   69,934.37     1,754,500     SH              Yes     None    Sole
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York Intl Corp New              Common      986670107      492.84        12,000     SH              Yes     None    Sole
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                                                     2,156,725.45
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